Other Balance Sheet Information - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Finished Goods	$ 33,007	$ 17,628
Raw Materials	201
Total inventory	$ 33,208	$ 17,628